Note 20 - Income (Loss) Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Number of instruments with potential future dilutive effect not included in calculation of diluted earnings per share (in shares)	4,810,448	4,861,530	2,360,945